Portfolio of Investments January 31, 2026
NDVG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
13905138 COMMON STOCKS - 98.9% 13905138
BANKS - 3.6%
1,641 JPMorgan Chase & Co $ 501,966
TOTAL BANKS 501,966
CAPITAL GOODS - 8.2%
817 Eaton Corp plc 287,110
1,464 Honeywell International, Inc 333,089
389 Northrop Grumman Corp 269,289
634 Trane Technologies plc 266,648
TOTAL CAPITAL GOODS 1,156,136
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.0%
866 Lowe's Cos, Inc 231,274
2,206 TJX Cos, Inc 330,481
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 561,755
CONSUMER SERVICES - 3.5%
1,021 McDonald's Corp 321,615
1,858 Starbucks Corp 170,843
TOTAL CONSUMER SERVICES 492,458
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.1%
3,637 Walmart, Inc 433,312
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 433,312
ENERGY - 4.2%
1,552 Chevron Corp 274,549
2,263 Exxon Mobil Corp 319,988
TOTAL ENERGY 594,537
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.8%
1,272 American Tower Corp 228,044
2,311 ProLogis, Inc 301,724
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 529,768
FINANCIAL SERVICES - 10.6%
1,106 American Express Co 389,500
1,612 Ares Management Corp, Class A 241,268
699 Mastercard, Inc, Class A 376,614
2,203 NASDAQ, Inc 213,449
508 S&P Global, Inc 268,117
TOTAL FINANCIAL SERVICES 1,488,948
FOOD, BEVERAGE & TOBACCO - 4.8%
2,636 Mondelez International, Inc, Class A 154,127
1,043 PepsiCo, Inc 160,236
1,980 Philip Morris International, Inc 355,291
TOTAL FOOD, BEVERAGE & TOBACCO 669,654
HEALTH CARE EQUIPMENT & SERVICES - 3.1%
2,084 Abbott Laboratories 227,781
622 Elevance Health, Inc 215,051
TOTAL HEALTH CARE EQUIPMENT & SERVICES 442,832
INSURANCE - 1.6%
1,233 Marsh & McLennan Cos, Inc 232,038
TOTAL INSURANCE 232,038
MATERIALS - 3.3%
584 Linde plc 266,870
4,817 Smurfit WestRock plc 200,532
TOTAL MATERIALS 467,402
MEDIA & ENTERTAINMENT - 2.9%
5,813 Comcast Corp, Class A 172,937
326 Meta Platforms, Inc 233,579
TOTAL MEDIA & ENTERTAINMENT 406,516
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.6%
1,247 AbbVie, Inc 278,093
1,203 Danaher Corp 263,325
2,256 Merck & Co, Inc 248,769

Portfolio of Investments January 31, 2026
(continued)
NDVG

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,140 Zoetis, Inc $ 142,295
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 932,482
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.5%
2,011 Broadcom, Inc 666,245
1,584 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 523,607
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,189,852
SOFTWARE & SERVICES - 8.9%
1,114 Accenture plc, Class A 293,695
2,211 Microsoft Corp 951,371
TOTAL SOFTWARE & SERVICES 1,245,066
TECHNOLOGY HARDWARE & EQUIPMENT - 12.2%
3,530 Amphenol Corp, Class A 508,602
3,357 Apple, Inc 871,074
825 Motorola Solutions, Inc 332,096
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,711,772
TRANSPORTATION - 1.4%
867 Union Pacific Corp 203,832
TOTAL TRANSPORTATION 203,832
UTILITIES - 4.6%
4,343 NextEra Energy, Inc 381,750
2,377 WEC Energy Group, Inc 263,062
TOTAL UTILITIES 644,812
TOTAL LONG-TERM INVESTMENTS
(Cost $12,329,944) 13,905,138
OTHER ASSETS & LIABILITIES, NET - 1.1% 150,991
NET ASSETS - 100% $ 14,056,129
ADR American Depositary Receipt
S&P Standard & Poor's
NDVG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 13,905,138 $ – $ – $ 13,905,138
Total $ 13,905,138 $ – $ – $ 13,905,138
a

Portfolio of Investments January 31, 2026
NUGO
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.0%
2614464846 COMMON STOCKS - 96.8% 2614464846
AUTOMOBILES & COMPONENTS - 1.9%
119,249 (a) Tesla, Inc $ 51,325,962
TOTAL AUTOMOBILES & COMPONENTS 51,325,962
CAPITAL GOODS - 7.0%
73,040 Eaton Corp plc 25,667,717
50,427 GE Vernova, Inc 36,628,660
152,640 General Electric Co 46,828,426
54,176 HEICO Corp 17,927,380
161,682 Howmet Aerospace, Inc 33,642,790
15,239 Quanta Services, Inc 7,232,887
117,538 Vertiv Holdings Co, Class A 21,883,225
TOTAL CAPITAL GOODS 189,811,085
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9.3%
839,100 (a) Amazon.com, Inc 200,796,630
6,055 (a) AutoZone, Inc 22,429,476
292,713 (a) O'Reilly Automotive, Inc 28,805,886
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 252,031,992
CONSUMER SERVICES - 2.2%
8,374 Booking Holdings, Inc 41,885,408
137,281 (a) Chipotle Mexican Grill, Inc 5,336,113
53,339 (a) DoorDash, Inc, Class A 10,914,226
TOTAL CONSUMER SERVICES 58,135,747
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
25,053 Costco Wholesale Corp 23,556,083
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 23,556,083
FINANCIAL SERVICES - 4.1%
91,843 KKR & Co, Inc 10,493,981
183,854 Mastercard, Inc, Class A 99,058,697
TOTAL FINANCIAL SERVICES 109,552,678
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
50,407 (a) Dexcom, Inc 3,681,727
76,989 (a) Intuitive Surgical, Inc 38,819,394
TOTAL HEALTH CARE EQUIPMENT & SERVICES 42,501,121
MEDIA & ENTERTAINMENT - 12.7%
750,398 Alphabet, Inc, Class A 253,634,524
90,171 Meta Platforms, Inc 64,607,521
300,581 (a) NetFlix, Inc 25,095,508
TOTAL MEDIA & ENTERTAINMENT 343,337,553
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.3%
99,138 Eli Lilly & Co 102,820,977
33,176 Regeneron Pharmaceuticals, Inc 24,598,345
25,943 Thermo Fisher Scientific, Inc 15,010,879
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 142,430,201
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.8%
78,824 (a) Advanced Micro Devices, Inc 18,660,005
160,632 Applied Materials, Inc 51,774,906
390,883 Broadcom, Inc 129,499,538
357,000 Microchip Technology, Inc 27,103,440
2,040,990 NVIDIA Corp 390,094,419
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 617,132,308
SOFTWARE & SERVICES - 16.2%
24,049 (a) Crowdstrike Holdings, Inc, Class A 10,615,349
24,306 Intuit, Inc 12,126,749
687,880 Microsoft Corp 295,987,885
91,411 (a) Palantir Technologies, Inc, Class A 13,399,938
157,035 (a) Palo Alto Networks, Inc 27,790,484
63,723 (a) ServiceNow, Inc 7,456,228
252,620 (a) Shopify, Inc, Class A 33,151,323
164,935 (a) Snowflake, Inc 31,782,974

Portfolio of Investments January 31, 2026
(continued)
NUGO

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
26,997 (a) Zscaler, Inc $ 5,399,670
TOTAL SOFTWARE & SERVICES 437,710,600
TECHNOLOGY HARDWARE & EQUIPMENT - 11.8%
169,770 Amphenol Corp, Class A 24,460,462
798,931 Apple, Inc 207,306,616
408,494 (a) Arista Networks, Inc 57,899,940
113,668 Western Digital Corp 28,443,144
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 318,110,162
TRANSPORTATION - 0.9%
293,077 (a) Uber Technologies, Inc 23,460,814
TOTAL TRANSPORTATION 23,460,814
UTILITIES - 0.2%
33,903 Vistra Corp 5,368,540
TOTAL UTILITIES 5,368,540
TOTAL COMMON STOCKS
(Cost $1,602,597,300) 2,614,464,846
SHARES DESCRIPTION VALUE
6,881,901 INVESTMENT COMPANIES - 0.2% 6,881,901
6,881,901 State Street Institutional US Government Money Market Fund 6,881,901
TOTAL INVESTMENT COMPANIES
(Cost $6,881,901) 6,881,901
TOTAL LONG-TERM INVESTMENTS
(Cost $1,609,479,201) 2,621,346,747
OTHER ASSETS & LIABILITIES, NET - 3.0% 80,593,618
NET ASSETS - 100% $ 2,701,940,365
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NUGO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,614,464,846 $ – $ – $ 2,614,464,846
Investment Companies 6,881,901 – – 6,881,901
Total $ 2,621,346,747 $ – $ – $ 2,621,346,747
a

Portfolio of Investments January 31, 2026
NWLG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
11409911 COMMON STOCKS - 99.4% 11409911
AUTOMOBILES & COMPONENTS - 2.8%
736 (a) Tesla, Inc $ 316,782
TOTAL AUTOMOBILES & COMPONENTS 316,782
CAPITAL GOODS - 8.6%
303 GE Vernova, Inc 220,090
680 General Electric Co 208,617
632 Howmet Aerospace, Inc 131,506
126 Parker-Hannifin Corp 117,916
330 Quanta Services, Inc 156,628
353 Trane Technologies plc 148,465
TOTAL CAPITAL GOODS 983,222
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.8%
2,801 (a) Amazon.com, Inc 670,279
314 Home Depot, Inc 117,621
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 787,900
CONSUMER SERVICES - 3.8%
3,485 (a) Chipotle Mexican Grill, Inc 135,462
696 (a) DoorDash, Inc, Class A 142,416
523 Hilton Worldwide Holdings, Inc 156,121
TOTAL CONSUMER SERVICES 433,999
FINANCIAL SERVICES - 5.5%
834 Ares Management Corp, Class A 124,825
314 Mastercard, Inc, Class A 169,180
1,343 NASDAQ, Inc 130,123
659 Visa, Inc, Class A 212,086
TOTAL FINANCIAL SERVICES 636,214
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
474 (a) Intuitive Surgical, Inc 239,000
189 McKesson Corp 157,099
339 Stryker Corp 125,281
TOTAL HEALTH CARE EQUIPMENT & SERVICES 521,380
MATERIALS - 1.1%
449 Ecolab, Inc 126,613
TOTAL MATERIALS 126,613
MEDIA & ENTERTAINMENT - 12.9%
2,736 Alphabet, Inc, Class C 926,218
372 Meta Platforms, Inc 266,538
1,390 (a) NetFlix, Inc 116,051
348 (a) Spotify Technology S.A. 174,122
TOTAL MEDIA & ENTERTAINMENT 1,482,929
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.2%
294 Eli Lilly & Co 304,922
400 (a) Vertex Pharmaceuticals, Inc 187,960
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 492,882
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
842 (a) CoStar Group, Inc 51,783
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 51,783
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.8%
315 (a) Advanced Micro Devices, Inc 74,570
523 Analog Devices, Inc 162,590
139 ASML Holding NV 197,797
1,683 Broadcom, Inc 557,578
8,048 NVIDIA Corp 1,538,214
362 Texas Instruments, Inc 78,029
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,608,778
SOFTWARE & SERVICES - 14.2%
751 (a) Atlassian Corp, Class A 88,753
213 Intuit, Inc 106,270
2,318 Microsoft Corp 997,412
1,065 (a) ServiceNow, Inc 124,616

Portfolio of Investments January 31, 2026
(continued)
NWLG

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
1,315 (a) Shopify, Inc, Class A $ 172,567
724 (a) Snowflake, Inc 139,515
TOTAL SOFTWARE & SERVICES 1,629,133
TECHNOLOGY HARDWARE & EQUIPMENT - 11.6%
4,176 Apple, Inc 1,083,589
1,797 (a) Arista Networks, Inc 254,707
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,338,296
TOTAL LONG-TERM INVESTMENTS
(Cost $8,441,353) 11,409,911
OTHER ASSETS & LIABILITIES, NET - 0.6% 66,365
NET ASSETS - 100% $ 11,476,276
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NWLG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 11,409,911 $ – $ – $ 11,409,911
Total $ 11,409,911 $ – $ – $ 11,409,911
a